TAXES (Details 1)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXES
China Income tax statutory rate	25.00%	25.00%	25.00%
Permanent difference	0.60%	0.40%	0.40%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)	(10.00%)
Changes in valuation allowance	4.50%	10.90%	0.00%
Effective tax rate	20.10%	26.30%	15.40%